Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Mortgage Opportunities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	1,750,000	1,746,982
American Credit Acceptance Receivables Trust(a)
Series 2020-4 Class F
08/13/2027	5.220%	3,620,000	3,542,712
Series 2021-2 Class F
01/13/2028	3.730%	4,000,000	3,744,488
Subordinated Series 2021-1 Class F
11/15/2027	4.010%	900,000	856,892
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	6,000,000	5,557,459
ARES CLO(a),(b)
Series 2021-60A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/18/2034	11.045%	15,000,000	13,270,530
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class ER
3-month Term SOFR + 6.700% Floor 6.700% 01/15/2035	11.332%	6,000,000	5,393,736
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	11.662%	25,975,000	23,017,564
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	3,375,000	3,092,949
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	12.758%	3,600,000	3,527,888
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	6.492%	11,000,000	10,283,812
Series 2015-4A Class CR
3-month USD LIBOR + 3.700% 07/20/2032	8.508%	7,500,000	7,026,945
Series 2016-3A Class ERR
3-month USD LIBOR + 7.000% Floor 7.000% 07/20/2034	11.808%	10,000,000	8,588,430
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	11,180,000	9,983,931
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	850,000	2,635,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	850,000	4,547,500
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	6.214%	1,250,000	1,218,763
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	1,946,250
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	12,583,567	12,402,679
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	15,712,000	14,671,080
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	12,000,000	11,438,874
LP LMS Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	6,882,000	6,292,729
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	12.258%	5,200,000	4,932,850
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	8.292%	3,700,000	3,511,877
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	1,000,000	916,574
Netcredit Combined Receivables LLC(a),(d),(e),(f)
Series 2023-A Class A
12/20/2027	7.780%	10,864,000	10,754,490
Octagon 54 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	11.042%	12,500,000	10,965,825
2	Columbia Mortgage Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	11.058%	15,250,000	13,482,967
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	12.065%	2,000,000	1,744,902
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% Floor 5.990% 07/20/2030	10.798%	3,750,000	3,101,228
Pagaya AI Debt Selection Trust(a),(d)
Series 2020-2 Class NOTE
12/15/2027	7.500%	518,485	513,300
Pagaya AI Debt Selection Trust(a),(c),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	2,880,230
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	18,639
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	36,192
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	1,084,272
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	12,930,314	12,074,727
Pagaya AI Debt Trust(a)
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	20,370,000	20,299,937
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	11,498,917	11,392,091
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	12.008%	7,000,000	6,537,552
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	287,963	287,963
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	10,552,426	9,261,287
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	11.042%	14,000,000	12,496,820
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	1,971,989	1,881,860
Series 2021-ST7 Class A
09/20/2029	1.850%	2,587,783	2,509,993
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	4,736,000	4,644,701
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	2,162,067
Total Asset-Backed Securities — Non-Agency (Cost $357,348,733)			292,279,537

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.587%	30,206,546	819,084
Series 2019-102 Class IB
03/16/2060	0.834%	12,542,224	717,468
Series 2020-19 Class IO
12/16/2061	0.694%	19,239,616	1,012,723
Series 2020-3 Class IO
02/16/2062	0.620%	18,421,530	864,979
Total Commercial Mortgage-Backed Securities - Agency (Cost $12,198,532)			3,414,254

Commercial Mortgage-Backed Securities - Non-Agency 6.0%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	4,500,000	2,885,284
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	7.128%	1,165,000	1,132,812
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	7.778%	6,853,000	6,508,464
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.838%	10,500,000	10,277,742

Columbia Mortgage Opportunities Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	6.988%	11,000,000	10,325,010
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	21,000,000	12,567,876
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	7.309%	12,575,000	11,726,173
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	17,650,000	15,174,851
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	24,275,000	14,031,557
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	18,400,000	9,699,444
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	5,200,000	3,669,802
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	27,400,000	24,782,593
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,769,158	2,356,973
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.177%	5,500,000	4,743,848
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	5,410,784
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class E
1-month USD LIBOR + 4.500% Floor 4.500% 05/15/2031	9.088%	21,600,000	19,202,925
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $183,920,060)			154,496,138

Residential Mortgage-Backed Securities - Agency 95.5%

Fannie Mae REMICS(b),(h)
CMO Series 2017-81 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2047	1.583%	30,550,171	3,172,654
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2052	2.500%	113,671,321	96,826,875
05/01/2052	3.000%	47,303,206	41,928,372
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	1.883%	11,608,773	1,265,597
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	1.312%	2,731,594	193,526
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	1.462%	880,070	81,835
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	1.312%	1,043,371	120,952
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	0.000%	1,323,556	59,899
CMO Series 4704 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/15/2047	1.562%	9,652,818	984,413
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	1.612%	9,587,506	996,210
CMO Series 4926 Class ST
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 01/15/2040	1.492%	7,972,278	567,043
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	1.463%	10,058,770	1,311,060

4	Columbia Mortgage Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	1.433%	19,093,008	2,618,761
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	1.382%	2,033,348	177,176
Federal Home Loan Mortgage Corp.(h)
CMO Series 390 Class C29
06/15/2052	2.000%	79,722,489	10,129,882
CMO Series 4215 Class IL
07/15/2041	3.500%	302,887	13,811
CMO Series 5040 Class IH
11/25/2050	3.500%	12,993,084	2,471,707
CMO Series 5083 Class NI
12/25/2040	4.500%	11,326,950	2,419,996
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,760,391	232,792
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	1.412%	49,896,500	4,395,847
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	1.990%	40,439,958	8,437,975
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	39,590,181	7,380,698
CMO Series 5105 Class JI
03/25/2045	3.000%	26,301,955	2,873,289
CMO Series 5183 Class IO
01/25/2052	3.000%	44,117,136	7,460,905
Federal National Mortgage Association
08/01/2051	3.000%	32,816,691	29,149,446
08/01/2052	4.000%	43,031,231	40,893,629
Federal National Mortgage Association(h)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	1,860,745	44,468
CMO Series 2021-3 Class TI
02/25/2051	2.500%	49,208,661	7,940,177
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	1.283%	2,159,948	198,823
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	1.594%	295,648	3,705
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.533%	1,218,078	129,619
CMO Series 2015-27 Class AS
-1.0 x 1-month USD LIBOR + 5.650% Cap 5.650% 05/25/2045	1.033%	9,818,487	979,023
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	1.383%	1,355,599	120,962
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	1.483%	8,345,249	961,046
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	0.000%	20,819,178	754,008
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	1.533%	8,615,810	880,589
CMO Series 2020-38 Class SE
1-month USD LIBOR + 6.050% 06/25/2050	1.433%	6,883,365	699,748
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	0.383%	22,931,932	1,797,740

Columbia Mortgage Opportunities Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	9.934%	14,350,000	11,725,788
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,528,113	680,419
CMO Series 2018-78 Class GI
04/20/2048	4.000%	8,274,239	1,021,161
CMO Series 2020-104 Class IY
07/20/2050	3.000%	14,337,245	2,086,511
CMO Series 2020-129 Class GI
09/20/2050	3.000%	18,067,503	2,745,377
CMO Series 2020-129 Class YI
09/20/2050	2.500%	21,980,995	2,868,008
CMO Series 2020-160 Class DI
10/20/2050	2.500%	19,602,504	2,368,349
CMO Series 2020-160 Class HI
10/20/2050	2.500%	15,709,008	2,090,084
CMO Series 2020-160 Class ID
10/20/2050	2.500%	15,171,637	1,831,846
CMO Series 2020-162 Class EI
10/20/2050	2.500%	15,032,932	1,813,286
CMO Series 2020-164 Class CI
11/20/2050	3.000%	19,799,459	2,951,131
CMO Series 2020-191 Class UC
12/20/2050	4.000%	22,808,379	3,944,547
CMO Series 2020-191 Class UM
12/20/2050	3.500%	30,476,634	5,459,648
CMO Series 2020-85 Class MI
06/20/2050	3.500%	13,187,293	2,910,148
CMO Series 2021-158 Class VI
09/20/2051	3.000%	36,150,627	5,806,413
CMO Series 2021-160 Class CI
09/20/2051	2.500%	72,455,155	9,659,707
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	8,268,479	1,260,435
CMO Series 2021-24 Class MI
02/20/2051	3.000%	18,622,206	2,795,590
CMO Series 2021-24 Class PI
01/20/2051	2.500%	21,591,364	2,483,799
CMO Series 2021-29 Class HI
02/20/2051	3.500%	23,121,850	3,887,486
CMO Series 2021-44 Class CI
03/20/2051	3.000%	27,775,720	4,171,608
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-44 Class MI
03/20/2051	3.000%	17,964,601	2,529,441
CMO Series 2021-49 Class WI
05/20/2048	2.500%	19,340,203	1,899,720
CMO Series 2021-58 Class IA
04/20/2051	3.500%	15,500,779	2,479,821
CMO Series 2021-7 Class IT
01/16/2051	3.000%	30,840,631	6,153,912
Government National Mortgage Association(b),(h)
CMO Series 2014-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2044	1.502%	10,040,689	1,246,967
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	1.602%	11,172,515	1,182,233
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	1.602%	10,183,997	1,077,167
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	1.552%	8,768,877	789,814
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	1.602%	6,866,754	551,025
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	1.602%	9,026,030	734,318
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	1.602%	8,443,963	646,872
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	1.602%	7,697,075	793,226

6	Columbia Mortgage Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	1.602%	7,008,111	722,827
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	1.452%	16,248,095	1,599,410
CMO Series 2019-128 Class YS
1-month USD LIBOR + 2.850% Cap 2.850% 10/20/2049	0.000%	40,094,329	465,030
CMO Series 2019-43 Class NS
-1.0 x 1-month USD LIBOR + 3.270% Cap 3.270% 04/20/2049	0.000%	16,521,096	281,468
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	1.602%	11,447,747	1,185,360
CMO Series 2020-133 Class DS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	1.702%	71,120,932	7,377,168
CMO Series 2020-148 Class SA
-1.0 x 1-month USD LIBOR + 6.300% 10/20/2050	1.702%	21,712,221	2,273,391
CMO Series 2020-160 Class AS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 10/20/2050	1.702%	36,371,334	4,675,175
CMO Series 2020-175 Class NS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 11/20/2050	1.702%	26,475,848	2,921,559
CMO Series 2020-187 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	1.702%	20,344,792	2,257,224
CMO Series 2020-62 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	1.552%	10,701,707	1,236,923
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-78 Class SD
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/20/2050	1.552%	28,173,171	2,731,383
CMO Series 2021-117 Class HS
1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	1.702%	30,384,079	3,285,412
CMO Series 2021-119 Class SC
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	1.702%	30,351,995	3,777,467
CMO Series 2021-122 Class SB
-1.0 x 30-day Average SOFR + 2.600% Cap 2.600% 07/20/2051	0.000%	67,579,050	446,393
CMO Series 2021-122 Class SG
1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	1.702%	70,096,443	7,119,920
CMO Series 2021-142 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 08/20/2051	1.702%	69,577,532	7,943,938
CMO Series 2021-155 Class SM
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	1.702%	35,256,710	3,810,447
CMO Series 2021-156 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.702%	53,467,559	6,358,095
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	87,014,987	544,227
CMO Series 2021-161 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.702%	43,040,400	5,297,666
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	306,660,611	1,372,981

Columbia Mortgage Opportunities Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-42 Class SD
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 11/20/2050	1.702%	43,546,990	5,356,423
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	51,511,258	612,412
CMO Series 2021-97 Class CS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 06/20/2051	1.702%	51,101,809	5,510,472
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	31,116,704	633,421
CMO Series 2022-83 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/20/2050	1.552%	28,164,041	3,181,064
Government National Mortgage Association TBA(f)
03/21/2053	4.500%	240,000,000	232,696,874
Uniform Mortgage-Backed Security TBA(f)
03/13/2053	3.000%	245,000,000	215,470,802
03/13/2053	4.000%	542,500,000	509,187,109
03/13/2053	4.500%	775,000,000	746,664,063
03/13/2053	5.000%	306,000,000	300,788,438
Total Residential Mortgage-Backed Securities - Agency (Cost $2,631,175,402)			2,463,104,657

Residential Mortgage-Backed Securities - Non-Agency 57.8%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	3,154,670	2,932,128
Ajax Mortgage Loan Trust(a),(g)
CMO Series 2021-B Class A
06/25/2066	2.239%	10,134,457	9,459,314
CMO Series 2021-C Class A
01/25/2061	2.115%	6,069,138	5,669,934
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	4,050,734	3,886,916
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	5,286,163	4,271,121
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,665,844
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	7.117%	1,180,600	1,186,277
CMO Series 2021-1A Class M2
30-day Average SOFR + 4.850% Floor 4.850% 03/25/2031	9.334%	18,000,000	18,276,694
CMO Series 2021-2A Class M1C
30-day Average SOFR + 1.850% Floor 1.850% 06/25/2031	6.160%	9,465,000	9,261,877
CMO Series 2021-2A Class M2
30-day Average SOFR + 2.900% Floor 2.900% 06/25/2031	7.210%	15,250,000	14,166,873
Subordinated CMO Series 2019-4A Class B1
1-month USD LIBOR + 3.850% Floor 3.850% 10/25/2029	8.467%	17,089,000	17,197,780
Subordinated CMO Series 2020-4A Class B1
1-month USD LIBOR + 5.000% Floor 5.000% 06/25/2030	9.617%	7,200,000	7,410,032
Subordinated CMO Series 2021-1A Class B1
30-day Average SOFR + 6.750% Floor 6.750% 03/25/2031	11.234%	3,750,000	3,793,493
Subordinated CMO Series 2021-2A Class B1
30-day Average SOFR + 4.150% Floor 4.150% 06/25/2031	8.460%	2,800,000	2,430,855
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	1,938,379
CMO Series 2020-NQM1 Class B2
05/25/2060	5.803%	2,800,000	2,566,718
CMO Series 2021-B Class A1
04/01/2069	2.115%	7,457,289	7,081,049
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,950,000	2,319,651

8	Columbia Mortgage Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,177,251
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	5.936%	6,000,000	5,922,355
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	6.984%	6,708,000	6,616,376
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	7.484%	4,129,000	3,992,583
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	5.936%	6,570,000	6,493,274
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	3.761%	3,538,809	3,543,385
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	40,000,000	40,000,000
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	15,200,000	15,200,000
CMO Series 2021-CRT3 Class M4
30-day Average SOFR + 3.800% Floor 3.800% 01/10/2031	3.838%	2,052,979	2,052,979
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	16,250,000	15,635,344
CHNGE Mortgage Trust(a),(g)
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.413%	2,700,000	2,480,769
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.413%	2,765,000	2,325,491
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	12,396,809	11,752,833
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	22,914,995	21,695,912
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	6,672,075	6,194,736
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,365,636
CMO Series 2021-3 Class A3
09/27/2066	1.419%	7,936,059	6,215,121
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,371,976
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	3,994,142
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,342,175
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	6.767%	7,436,664	7,435,893
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.984%	16,909,000	15,100,670
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.484%	49,550,000	44,037,221
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	12.134%	37,400,000	35,246,385
Subordinated CMO Series 2022-R04 Class 1B2
30-day Average SOFR + 9.500% 03/25/2042	13.984%	13,800,000	13,714,349
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	16.484%	7,300,000	7,781,799
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	26,280,216	25,042,205
CSMC Trust(a),(g)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	5,683,402	5,383,701

Columbia Mortgage Opportunities Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	7.917%	21,000,000	21,233,312
CMO Series 2021-1 Class M2
30-day Average SOFR + 4.450% Floor 4.450% 10/25/2033	8.760%	17,000,000	17,402,750
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.684%	15,900,000	14,566,478
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	8,092,016
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.506%	28,900,000	25,759,761
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	7.617%	19,309,209	19,419,009
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.734%	11,650,000	11,685,365
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	10.617%	10,760,741	11,537,203
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	8.862%	11,200,000	11,796,921
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.134%	15,500,000	14,442,235
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	6.967%	28,457,336	27,315,867
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	10.367%	7,734,316	8,302,488
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	9.867%	16,422,837	17,417,890
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.234%	18,450,000	15,304,548
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.984%	46,650,000	39,176,861
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	7.500%	12,600,000	11,536,569
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	11.584%	23,350,000	20,803,732
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	8.717%	20,000,000	20,657,710
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(d),(e)
CMO Series 2019-CS02 Class M2
1-month USD LIBOR + 0.000% 02/25/2032	4.506%	26,169,000	24,721,527
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	9.717%	8,178,822	8,659,198
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.484%	6,750,000	6,801,642
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.884%	14,200,000	13,640,250
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	12.110%	39,278,740	36,021,617
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	4,541,220
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.210%	29,500,000	28,343,355

10	Columbia Mortgage Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.260%	7,500,000	7,008,731
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	26,201,154	24,039,559
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,367,224
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	5,687,571	5,619,588
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.184%	7,384,000	4,903,116
Loan Revolving Advance Investment Trust(a),(b),(d),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	7.328%	303,200	303,200
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	7.390%	7,580,000	6,452,805
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	2,836,136
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,145,664
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	17,868,843	16,327,655
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 01/25/2030	6.367%	3,050,000	2,963,557
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.283%	4,308,619	208,573
New York Mortgage Trust(a),(g)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	12,080,000	11,365,283
CMO Series 2021-BPL1 Class A2
05/25/2026	2.981%	5,000,000	4,664,007
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,386,584	3,122,685
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	9.984%	2,373,000	2,210,042
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.434%	6,500,000	6,318,079
OSAT Trust(a),(g)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	5,000,000	4,521,945
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	7.267%	7,204,026	7,164,583
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	6.967%	9,500,000	9,373,441
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.267%	47,570,000	46,672,159
PNMAC GMSR Issuer Trust(a),(b),(h)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	7.467%	19,379,000	19,314,501
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	13,506,637	12,795,536
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	18,598,000	16,252,348
CMO Series 2021-3 Class A2
04/25/2026	3.720%	7,000,000	6,173,929
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,350,000	4,555,627
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	6,764,815	6,480,072
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,300,000	2,005,076

Columbia Mortgage Opportunities Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	6,813,074	6,476,651
CMO Series 2021-1 Class A2
01/25/2026	3.720%	28,254,000	24,540,269
CMO Series 2021-2 Class A1
03/25/2026	2.115%	5,974,558	5,625,770
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,300,000	13,565,057
CMO Series 2021-8 Class A1
09/25/2026	1.743%	15,263,628	13,635,644
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	19,614,133	18,038,304
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	6,372,048	5,979,181
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	5,600,000	4,944,496
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	6,225,393	5,639,094
PRPM Trust(a),(g)
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.410%	2,700,000	2,328,535
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	8.484%	4,750,000	4,261,678
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	7.184%	20,500,000	19,709,745
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	5,990,534
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	2,999,922
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A3
09/25/2050	5.086%	3,454,474	3,401,389
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	24,427,631	21,480,076
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	3,615,761
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,025,709	4,064,123
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,581,139
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,159,904
Stonnington Mortgage Trust(a),(d),(e),(g)
CMO Series 2020-1 Class A
07/28/2024	3.500%	2,082,998	2,047,640
Toorak Mortgage Corp., Ltd.(a),(d),(e),(g)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	19,600,000	19,379,099
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	21,000,000	19,867,142
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	9.117%	5,000,000	5,173,752
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	10.117%	10,000,000	10,042,595
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	9.117%	22,926,000	23,145,968
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	12.117%	7,100,000	7,023,652
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,305,540
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	12,597,656	11,532,402
VCAT LLC(a),(g)
CMO Series 2021-NPL2 Class A2
03/27/2051	4.212%	5,500,000	4,692,874
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	8,719,771	8,329,220
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	11,692,178	11,019,157

12	Columbia Mortgage Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	19,701,031	18,228,033
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	16,954,290	15,418,406
Verus Securitization Trust(a),(g)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	6,450,359	6,400,390
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	3,334,242
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	4,598,160
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	2,450,000	1,990,168
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	2,000,000	1,523,509
Subordinated CMO Series 2023-1 Class B1
12/25/2067	7.007%	7,000,000	6,213,332
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.656%	4,198,000	3,890,589
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,206,718
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,001,204
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	2,819,722
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	1,050,000	950,134
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	3,150,000	2,854,788
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,225,613
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,001,565
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	1,850,389
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,581,273,055)			1,489,077,416

Options Purchased Calls 1.4%
Value ($)
(Cost $101,753,041)	34,964,693

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(i),(j)	124,157,377	124,107,714
Total Money Market Funds (Cost $124,092,378)		124,107,714
Total Investments in Securities (Cost: $4,991,761,201)		4,561,444,409
Other Assets & Liabilities, Net		(1,982,759,793)
Net Assets		2,578,684,616

At February 28, 2023, securities and/or cash totaling $139,983,372 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	1,314	06/2023	USD	177,472,125	—	(878,109)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(14,885)	06/2023	USD	(1,662,003,281)	3,161,067	—
U.S. Treasury 2-Year Note	(3,541)	06/2023	USD	(721,395,756)	1,568,642	—
U.S. Treasury 5-Year Note	(4,382)	06/2023	USD	(469,113,643)	537,584	—
Total					5,267,293	—

Columbia Mortgage Opportunities Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	107,600,000	107,600,000	2.25	04/27/2023	2,582,400	4,756
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	212,740,000	212,740,000	2.50	05/12/2023	6,360,926	72,757
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	202,000,000	202,000,000	2.75	06/26/2023	6,559,950	468,317
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	74,220,000	74,220,000	2.75	07/11/2023	2,597,700	210,288
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	325,000,000	325,000,000	2.00	08/03/2023	5,476,250	146,445
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	190,000,000	190,000,000	3.50	10/27/2023	6,745,000	5,267,579
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.50	10/27/2023	5,700,000	4,158,615
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	120,290,000	120,290,000	3.30	11/14/2023	3,849,280	2,564,318
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	400,000,000	400,000,000	3.00	11/30/2023	12,300,000	5,314,360
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	175,000,000	175,000,000	3.00	12/01/2023	6,037,500	2,336,897
10-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SOFR	JPMorgan	USD	300,000,000	300,000,000	2.25	05/26/2023	6,000,000	64,080
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	400,000,000	400,000,000	2.25	04/27/2023	9,540,000	17,680
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	212,740,000	212,740,000	2.50	05/12/2023	6,563,029	72,757
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	275,000,000	275,000,000	3.65	11/10/2023	10,587,500	9,761,125
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	250,000,000	250,000,000	3.00	01/10/2024	8,537,500	3,941,625
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	155,960,000	155,960,000	3.20	07/11/2023	2,316,006	563,094
Total							101,753,041	34,964,693

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(340,000,000)	(340,000,000)	3.30	05/03/2023	(4,420,000)	(11,278,888)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(83,900,000)	(83,900,000)	3.55	05/15/2023	(1,006,800)	(1,730,211)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(310,000,000)	(310,000,000)	3.50	05/15/2023	(3,875,000)	(7,107,153)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(159,760,000)	(159,760,000)	3.95	05/16/2023	(1,230,152)	(1,634,968)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(665,000,000)	(665,000,000)	3.95	05/16/2023	(5,137,125)	(6,805,544)
Total							(15,669,077)	(28,556,764)

14	Columbia Mortgage Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,726,562	(3,333)	326,469	—	1,396,760	—
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,726,561	(3,333)	1,529,112	—	194,116	—
Total							3,453,123	(6,666)	1,855,581	—	1,590,876	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	189,500,000	(11,508,177)	—	—	—	(11,508,177)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	10.437	USD	10,000,000	(2,071,875)	3,333	—	(2,148,420)	79,878	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	10.437	USD	40,000,000	(8,287,500)	13,333	—	(4,767,015)	—	(3,507,152)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	10.437	USD	10,125,000	(2,097,773)	3,375	—	(1,136,003)	—	(958,395)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	10.437	USD	10,000,000	(2,071,875)	3,333	—	(1,684,793)	—	(383,749)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	8,800,000	(1,823,249)	2,933	—	(2,007,316)	187,000	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	10,000,000	(2,071,875)	3,333	—	(1,889,194)	—	(179,348)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	5,000,000	(1,035,938)	1,667	—	(802,257)	—	(232,014)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	20,000,000	(4,143,750)	6,667	—	(3,893,508)	—	(243,575)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	26,500,000	(5,490,468)	8,833	—	(4,882,957)	—	(598,678)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	13,000,000	(2,693,438)	4,333	—	(2,015,654)	—	(673,451)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	45,000,000	(9,323,438)	15,000	—	(5,071,608)	—	(4,236,830)
Columbia Mortgage Opportunities Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	8.292	USD	25,000,000	(5,187,499)	8,333	—	(4,984,632)	—	(194,534)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	8.292	USD	17,000,000	(3,527,500)	5,667	—	(2,971,751)	—	(550,082)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	8.292	USD	22,000,000	(4,565,000)	7,333	—	(3,117,509)	—	(1,440,158)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	35.670	USD	2,550,000	(459,797)	850	—	(206,216)	—	(252,731)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	35.670	USD	5,000,000	(901,563)	1,667	—	(265,453)	—	(634,443)
Total								(55,752,538)	89,990	—	(41,844,286)	266,878	(14,085,140)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $1,921,819,118, which represents 74.53% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2023.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2023 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2023, the total value of these securities amounted to $110,227,121, which represents 4.27% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2023.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	218,546,293	1,601,536,142	(1,695,989,716)	14,995	124,107,714	(1,314)	3,405,267	124,157,377
16	Columbia Mortgage Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2023 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mortgage Opportunities Fund | Third Quarter Report 2023	17

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT251_05_N01_(04/23)